Share-based payments - Westpac Long Term Incentive Plan, Westpac Performance Plan (WPP) & Restricted Share Plan (RSP) (Details)	12 Months Ended
	Sep. 30, 2018 AUD ($) Y EquityInstruments	Sep. 30, 2017 AUD ($) Y EquityInstruments	Sep. 30, 2016 AUD ($) EquityInstruments
Westpac Long Term Incentive Plan (LTIP) | Share options
Share options
Outstanding at the beginning of the year	256,840	583,018
Options exercised during the year	103,686	326,178
Lapsed during the year	100,804
Outstanding at the end of the year	52,350	256,840	583,018
Outstanding and Exercisable at the end of the year	52,350	256,840
Weighted Average Exercise Price
Outstanding at the beginning of the year | $	$ 26.36	$ 27.58
Exercised during the year | $	24.23	28.54
Outstanding at the end of the year | $	23.40	26.36	$ 27.58
Outstanding and Exercisable at the end of the year | $	$ 23.40	$ 26.36
Weighted average remaining contractual life | Y	0	0.7
Westpac Long Term Incentive Plan (LTIP) | Share rights
Equity instruments other than options
Outstanding at the beginning of the year	5,231,904	5,275,652
Granted during the year	808,290	930,012
Equity instruments exercised during the year	2,929
Lapsed during the year	1,324,422	973,760
Outstanding at the end of the year	4,712,843	5,231,904	5,275,652
Outstanding and Exercisable at the end of the year	3,719	6,648
Weighted average remaining contractual life	10 years 10 months 24 days	10 years 3 months 18 days
Weighted average fair value at grant date | $	$ 17.86	$ 19.17
Westpac Performance Plan (WPP) | Share options
Share options
Outstanding at the beginning of the year		74,094
Options exercised during the year		52,745
Lapsed during the year		21,349
Outstanding at the end of the year			74,094
Weighted Average Exercise Price
Outstanding at the beginning of the year | $		$ 23.98
Exercised during the year | $		$ 23.98
Outstanding at the end of the year | $			$ 23.98
Westpac Performance Plan (WPP) | Share rights
Equity instruments other than options
Outstanding at the beginning of the year	619,779	391,503
Granted during the year	246,902	393,536
Equity instruments exercised during the year	156,691	142,093
Lapsed during the year	36,101	23,167
Outstanding at the end of the year	673,889	619,779	391,503
Outstanding and Exercisable at the end of the year	124,525	118,912
Weighted average remaining contractual life		12 years 4 months 24 days	12 years 3 months 18 days
Weighted average fair value at grant date | $	$ 27.83	$ 27.40
Westpac Performance Plan (WPP) | Share rights | One-year vesting period
Equity instruments other than options
Outstanding at the beginning of the year	155,419
Granted during the year	72,000
Equity instruments exercised during the year	66,357
Lapsed during the year	20,531
Outstanding at the end of the year	140,531	155,419
Outstanding and Exercisable at the end of the year	53,644
Westpac Performance Plan (WPP) | Share rights | Two-year vesting period
Equity instruments other than options
Outstanding at the beginning of the year	233,456
Granted during the year	88,967
Equity instruments exercised during the year	60,882
Lapsed during the year	8,151
Outstanding at the end of the year	253,390	233,456
Outstanding and Exercisable at the end of the year	42,455
Westpac Performance Plan (WPP) | Share rights | Three-year vesting period
Equity instruments other than options
Outstanding at the beginning of the year	104,382
Granted during the year	43,589
Equity instruments exercised during the year	29,452
Lapsed during the year	780
Outstanding at the end of the year	117,739	104,382
Outstanding and Exercisable at the end of the year	28,426
Westpac Performance Plan (WPP) | Share rights | Four-year vesting period
Equity instruments other than options
Outstanding at the beginning of the year	126,522
Granted during the year	42,346
Lapsed during the year	6,639
Outstanding at the end of the year	162,229	126,522
Restricted Share Plan (RSP)
Equity instruments other than options
Outstanding at the beginning of the year	4,204,753	4,426,872
Granted during the year	2,479,975	2,195,572
Released	2,225,245	2,332,985
Forfeited during the year	269,839	84,706
Outstanding at the end of the year	4,189,644	4,204,753	4,426,872
Restricted Share Plan (RSP) | Granted prior to October 2009
Equity instruments other than options
Outstanding at the beginning of the year	675,329
Released	328,597
Outstanding at the end of the year	346,732	675,329
Weighted average remaining contractual life	10 years
Restricted Share Plan (RSP) | Granted subsequent to October 2009
Equity instruments other than options
Outstanding at the beginning of the year	3,529,424
Granted during the year	2,479,975
Released	1,896,648
Forfeited during the year	269,839
Outstanding at the end of the year	3,842,912	3,529,424
Restricted Share Plan (RSP) | Share rights
Equity instruments other than options
Weighted average fair value at grant date | $	$ 31.29	$ 32.24